Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Loan to Related Parties
b.	Loans to related parties
Interest revenue

	For the Year Ended December 31
Relationship and Name of Related Party	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

HC	$-	$-	$29,960	$914

Summary of Transactions Between Related Parties
c.	Contribution to related party

	For the Year Ended December 31
Relationship and Name of Related Party	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,050
ASE Cultural and Educational Foundation	20,000	25,000	12,500	381

	$120,000	$125,000	$112,500	$3,431

Summary of Compensation to Key Management Personnel
h.	Compensation to key management personnel

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,962,298	$1,390,127	$1,350,476	$41,186
Post-employment benefits	4,344	3,841	3,288	100
Share-based payments	445,287	21,033	229,697	7,005

	$2,411,929	$1,415,001	$1,583,461	$48,291